SEMI-ANNUAL REPORT AS OF
                               SEPTEMBER 30, 1997 (UNAUDITED)


                               SEI ASSET
                               ALLOCATION TRUST



                               ================================================
                               Diversified Conservative Income
                               ================================================
                               Diversified Conservative
                               ================================================
                               Diversified Global Moderate Growth
                               ================================================
                               Diversified Moderate Growth
                               ================================================
                               Diversified Global Growth
                               ================================================
                               Diversified Global Stock
                               ================================================
                               Diversified U.S. Stock
                               ================================================

                               (LOGO)
                               [GRAPHIC OMITTED]

TABLE OF CONTENTS
===============================================================================
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS...........................    1
STATEMENT OF ASSETS AND LIABILITIES.......................................    5
STATEMENT OF OPERATIONS...................................................    6
STATEMENT OF CHANGES IN NET ASSETS........................................    8
FINANCIAL HIGHLIGHTS......................................................   10
NOTES TO FINANCIAL STATEMENTS.............................................   12

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
===============================================================================
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1997 (UNAUDITED)

DIVERSIFIED CONSERVATIVE
INCOME FUND
-------------------------------------------------------------------------------
                                                               MARKET
DESCRIPTION                                     SHARES       VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS -- 22.7%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio                 40,999        $  836
   SEI Institutional Managed Trust
     Large Cap Value Portfolio                  43,376           840
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio                  9,921           192
   SEI Institutional Managed Trust
     Small Cap Value Portfolio                  10,622           190
                                                              ------
TOTAL EQUITY FUNDS
   (Cost $1,852)                                               2,058
                                                              ------
FIXED INCOME FUNDS -- 49.7%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio               432,571         4,499
                                                              ------
TOTAL FIXED INCOME FUNDS
   (Cost $4,438)                                               4,499
                                                              ------
MONEY MARKET FUNDS -- 19.9%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio                        1,800         1,800
                                                              ------
TOTAL MONEY MARKET FUNDS
   (Cost $1,800)                                               1,800
                                                              ------
TOTAL INVESTMENTS -- 92.3%
   (Cost $8,090)                                              $8,357
                                                              ------

DIVERSIFIED CONSERVATIVE
FUND
-------------------------------------------------------------------------------
                                                               MARKET
DESCRIPTION                                     SHARES       VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS -- 40.0%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio                134,604       $ 2,746
   SEI Institutional Managed Trust
     Large Cap Value Portfolio                 142,209         2,755
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio                 31,850           615
   SEI Institutional Managed Trust
     Small Cap Value Portfolio                  34,133           609
   SEI International Trust
     International Equity Portfolio            159,757         1,684
                                                             -------
TOTAL EQUITY FUNDS
   (Cost $7,383)                                               8,409
                                                             -------
FIXED INCOME FUNDS -- 58.6%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio               885,782         9,212
   SEI International Trust
     International Fixed
     Income Portfolio                          288,387         3,103
                                                             -------
TOTAL FIXED INCOME FUNDS
   (Cost $12,140)                                             12,315
                                                             -------
MONEY MARKET FUNDS -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio                          209           209
                                                             -------
TOTAL MONEY MARKET FUNDS
   (Cost $209)                                                   209
                                                             -------
TOTAL INVESTMENTS -- 99.6%
   (Cost $19,732)                                             20,933
                                                             -------
OTHER ASSETS AND LIABILITIES -- 0.4%
    Other Assets and Liabilities, Net                             83
                                                             -------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   1,408,926 outstanding shares
   of beneficial interest                                     14,172
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based on
   521,959 outstanding shares
   of beneficial interest                                      5,261
Undistributed net investment income                              112
Accumulated net realized gain on investments                     270
Net unrealized appreciation on investments                     1,201
                                                             -------
TOTAL NET ASSETS -- 100.0%                                   $21,016
                                                             =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                $ 10.89
                                                             =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                                $ 10.86
                                                             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                              1

STATEMENT OF NET ASSETS
===============================================================================
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1997 (UNAUDITED)

DIVERSIFIED GLOBAL
MODERATE GROWTH FUND
-------------------------------------------------------------------------------
                                                               MARKET
DESCRIPTION                                     SHARES       VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS -- 60.0%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio                 92,489       $ 1,887
   SEI Institutional Managed Trust
     Large Cap Value Portfolio                  97,707         1,893
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio                 21,851           422
   SEI Institutional Managed Trust
     Small Cap Value Portfolio                  23,414           418
   SEI International Trust
     International Equity Portfolio            125,443         1,322
   SEI International Trust Emerging
     Markets Equity Portfolio                   51,805           660
                                                             -------
TOTAL EQUITY FUNDS
   (Cost $6,213)                                               6,602
                                                             -------
FIXED INCOME FUNDS -- 38.7%
   SEI Institutional Managed Trust
     High Yield Bond Portfolio                  36,668           428
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio               265,285         2,759
   SEI International Trust Emerging
     Markets Debt Portfolio                     40,205           427
   SEI International Trust International
     Fixed Income Portfolio                     60,175           647
                                                             -------
TOTAL FIXED INCOME FUNDS
   (Cost $4,189)                                               4,261
                                                             -------
MONEY MARKET FUNDS -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio                          110           110
                                                             -------
TOTAL MONEY MARKET FUNDS
   (Cost $110)                                                   110
                                                             -------
TOTAL INVESTMENTS -- 99.7%
   (Cost $10,512)                                             10,973
                                                             -------
OTHER ASSETS AND LIABILITIES -- 0.3%
    Other Assets and Liabilities, Net                             31
                                                             -------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value)
   based on 425,560 outstanding shares
   of beneficial interest                                      4,791
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based on
   505,471 outstanding shares
   of beneficial interest                                      5,664
Undistributed net investment income                               31
Accumulated net realized gain on investments                      57
Net unrealized appreciation on investments                       461
                                                             -------
TOTAL NET ASSETS -- 100.0%                                   $11,004
                                                             =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                $ 11.87
                                                             =======
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                                $ 11.78
                                                             =======




DIVERSIFIED MODERATE
GROWTH FUND
-------------------------------------------------------------------------------
                                                               MARKET
DESCRIPTION                                     SHARES       VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS -- 57.8%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio                343,863       $ 7,015
   SEI Institutional Managed Trust
     Large Cap Value Portfolio                 363,279         7,037
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio                 79,933         1,544
   SEI Institutional Managed Trust
     Small Cap Value Portfolio                  85,648         1,529
   SEI International Trust
     International Equity Portfolio            411,562         4,338
                                                             -------
TOTAL EQUITY FUNDS
   (Cost $17,995)                                             21,463
                                                             -------
FIXED INCOME FUNDS -- 37.3%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio               995,656        10,355
   SEI International Trust
     International Fixed
     Income Portfolio                          327,587         3,525
                                                             -------
TOTAL FIXED INCOME FUNDS
   (Cost $13,675)                                             13,880
                                                             -------
MONEY MARKET FUNDS -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio                          371           371
                                                             -------
TOTAL MONEY MARKET FUNDS
   (Cost $371)                                                   371
                                                             -------
TOTAL INVESTMENTS -- 96.1%
   (Cost $32,041)                                             35,714
                                                             -------
OTHER ASSETS AND LIABILITIES -- 3.9%
    Other Assets and Liabilities, Net                          1,442
                                                             -------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   2,333,965 outstanding shares
   of beneficial interest                                     26,178
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based on
   611,621 outstanding shares
   of beneficial interest                                      6,031
Undistributed net investment income                              142
Accumulated net realized gain on investments                   1,132
Net unrealized appreciation on investments                     3,673
                                                             -------
TOTAL NET ASSETS -- 100.0%                                   $37,156
                                                             =======
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                $ 12.63
                                                             =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                                $ 12.57
                                                             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
2

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
===============================================================================
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1997 (UNAUDITED)

DIVERSIFIED GLOBAL
GROWTH FUND
-------------------------------------------------------------------------------
                                                               MARKET
DESCRIPTION                                     SHARES       VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS -- 69.9%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio                521,111       $10,631
   SEI Institutional Managed Trust
     Large Cap Value Portfolio                 551,656        10,686
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio                121,687         2,351
   SEI Institutional Managed Trust
     Small Cap Value Portfolio                 130,348         2,327
   SEI International Trust
     International Equity Portfolio            703,654         7,416
   SEI International Trust Emerging
     Markets Equity Portfolio                  290,473         3,703
                                                             -------
TOTAL EQUITY FUNDS
   (Cost $31,889)                                             37,114
                                                             -------
FIXED INCOME FUNDS -- 16.5%
   SEI Institutional Managed Trust
     High Yield Bond Portfolio                  75,445           880
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio               545,613         5,674
   SEI International Trust Emerging
     Markets Debt Portfolio                     82,693           878
   SEI International Trust
     International Fixed
     Income Portfolio                          124,340         1,338
                                                             -------
TOTAL FIXED INCOME FUNDS
   (Cost $8,615)                                               8,770
                                                             -------
MONEY MARKET FUNDS -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio                          531           531
                                                             -------
TOTAL MONEY MARKET FUNDS
   (Cost $531)                                                   531
                                                             -------
TOTAL INVESTMENTS -- 87.4%
   (Cost $41,035)                                            $46,415
                                                             =======

DIVERSIFIED GLOBAL
STOCK FUND
-------------------------------------------------------------------------------
                                                               MARKET
DESCRIPTION                                     SHARES       VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS -- 98.7%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio                176,320       $ 3,597
   SEI Institutional Managed Trust
     Large Cap Value Portfolio                 186,656         3,615
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio                 41,407           800
   SEI Institutional Managed Trust
     Small Cap Value Portfolio                  44,355           792
   SEI International Trust
     International Equity Portfolio            242,503         2,556
   SEI International Trust Emerging
     Markets Equity Portfolio                  100,176         1,277
                                                             -------
TOTAL EQUITY FUNDS
   (Cost $11,290)                                             12,637
                                                             -------
MONEY MARKET FUNDS -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio                          127           127
                                                             -------
TOTAL MONEY MARKET FUNDS
   (Cost $127)                                                   127
                                                             -------
TOTAL INVESTMENTS -- 99.7%
   (Cost $11,417)                                             12,764
                                                             -------
OTHER ASSETS AND LIABILITIES -- 0.3%
   Other Assets and Liabilities, Net                              37
                                                             -------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization --  no par value) based
   on 889,358 outstanding shares                               9,618
   of beneficial interest
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based on
   143,992 outstanding shares
   of beneficial interest                                      1,683
Undistributed net investment income                                6
Accumulated net realized gain on investments                     147
Net unrealized appreciation on investments                     1,347
                                                             -------
TOTAL NET ASSETS -- 100.0%                                   $12,801
                                                             =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                $ 12.40
                                                             =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                                $ 12.31
                                                             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                              3

STATEMENT OF NET ASSETS
===============================================================================
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1997 (UNAUDITED)

DIVERSIFIED U.S.
STOCK FUND
-------------------------------------------------------------------------------
                                                               MARKET
DESCRIPTION                                     SHARES       VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS -- 98.5%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio                506,150       $10,326
   SEI Institutional Managed Trust
     Large Cap Value Portfolio                 535,591        10,374
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio                119,035         2,300
   SEI Institutional Managed Trust
     Small Cap Value Portfolio                 128,078         2,286
                                                             -------
TOTAL EQUITY FUNDS
   (Cost $20,058)                                             25,286
                                                             -------
MONEY MARKET FUNDS -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio                          257           257
                                                             -------
TOTAL MONEY MARKET FUNDS
   (Cost $257)                                                   257
                                                             -------
TOTAL INVESTMENTS -- 99.5%
   (Cost $20,315)                                             25,543
                                                             -------
OTHER ASSETS AND LIABILITIES -- 0.5%
   Other Assets and Liabilities, Net                             134
                                                             -------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value)
   based on 1,001,525 outstanding
   shares of beneficial interest                              11,621
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based on
   712,742 outstanding shares
   of beneficial interest                                      7,562
Undistributed net investment income                               12
Accumulated net realized gain on investments                   1,254
Net unrealized appreciation on investments                     5,228
                                                             -------
TOTAL NET ASSETS -- 100.0%                                   $25,677
                                                             -------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                $ 15.04
                                                             =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                                $ 14.89
                                                             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
4

STATEMENT OF ASSETS AND LIABILITIES (000)
===============================================================================
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1997 (UNAUDITED)

                                                 --------------    ------------
                                                   DIVERSIFIED      DIVERSIFIED
                                                  CONSERVATIVE        GLOBAL
                                                     INCOME           GROWTH
                                                      FUND             FUND
                                                 --------------    ------------

ASSETS:
   Investments at value (cost $8,090 and
     $41,035, respectively)                          $8,357           $46,415
   Cash                                                 632             6,623
   Deferred organization costs                           14                14
   Prepaid state registration fees                        0                31
   Dividends receivable                                  31                40
   Receivable from Administrator                         44                 2
                                                     ------           -------
         Total assets                                 9,078            53,125
                                                     ------           -------
LIABILITIES:
   Other liabilities                                     19                46
                                                     ------           -------
        Total liabilities                                19                46
                                                     ------           -------
         Net assets                                  $9,059           $53,079
                                                     ======           =======
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   579,067 and 3,012,843, respectively, of
   outstanding shares of beneficial interest          6,226            35,062
Portfolio Shares of Class D (unlimited
   authorization--no par value) based on 205,810
   and 1,047,224, respectively, of outstanding
   shares of beneficial interest                      2,192            11,261
Undistributed net investment income                      85               110
Accumulated net realized gain on investments            289             1,266
Net unrealized appreciation on investments              267             5,380
                                                     ------           -------
TOTAL NET ASSETS -- 100.0%                           $9,059           $53,079
                                                     ======           =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $11.56           $ 13.09
                                                     ======           =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                        $11.50           $ 13.04
                                                     ======           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                              5

STATEMENT OF OPERATIONS (000)
===============================================================================
SEI ASSET ALLOCATION TRUST -- FOR THE SIX MONTH PERIOD ENDED
SEPTEMBER 30, 1997 (UNAUDITED)

                                                  ------------              ------------                ------------
                                                   DIVERSIFIED                                           DIVERSIFIED
                                                  CONSERVATIVE               DIVERSIFIED                    GLOBAL
                                                     INCOME                 CONSERVATIVE                   MODERATE
                                                      FUND                      FUND                     GROWTH FUND
                                                  ------------              ------------                ------------
INVESTMENT INCOME:
   Dividends                                          $147                    $  204                        $ 53
                                                      ----                    ------                        ----
EXPENSES:
   Administration fees                                   6                        14                           4
   Less administration fees waived                      (6)                      (14)                         (4)
   Investment advisory fees                              3                         7                           2
   Less investment advisory fees waived                 (3)                       (7)                         (2)
   Reimbursement by administrator                      (40)                      (51)                        (29)
   Custodian fees                                        2                         3                           1
   Transfer agent fees                                  20                        26                          22
   Professional fees                                     2                         4                           1
   Registration & filing fees                           15                        18                           6
   Printing fees                                         2                         4                           1
   Trustee fees                                          1                         2                           1
   Distribution & shareholder
     servicing fees*                                     9                        17                          11
   Amortization of deferred
     organization costs                                  2                         2                          --
   Miscellaneous fees                                   --                        --                          --
                                                      ----                    ------                        ----
         Total expenses                                 13                        25                          14
                                                      ----                    ------                        ----
NET INVESTMENT INCOME                                  134                       179                          39
    NET REALIZED AND UNREALIZED GAIN/                 ----                    ------                        ----
   (LOSS) ON INVESTMENTS:
   Net realized gain from
     security transactions                             215                        61                          57
   Net change in unrealized
     appreciation on investments                       300                     1,395                         464
                                                      ----                    ------                        ----
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    $649                    $1,635                        $560
                                                      ====                    ======                        ====


*All distribution and shareholder servicing fees are incurred at the Class D level.
Amounts designated as "--" are zero or have been rounded to zero.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
6

========================================================================

     -----------        -----------      -----------        -----------
     DIVERSIFIED        DIVERSIFIED      DIVERSIFIED
      MODERATE             GLOBAL           GLOBAL          DIVERSIFIED
       GROWTH              GROWTH           STOCK           U.S. STOCK
        FUND                FUND             FUND              FUND
     -----------        -----------      -----------        -----------
       $  306             $  269           $   19            $   76
       ------             ------           ------            ------
           28                 35                9                20
          (28)               (35)              (9)              (20)
           14                 17                4                10
          (14)               (17)              (4)              (10)
          (57)               (75)             (32)              (50)
            8                 10                2                 6
           24                 34               19                21
            9                 11                5                 8
           18                 20                4                15
            7                 11                4                 5
            5                  6                2                 4

           37                 56                2                44

            2                  2               --                 2
            1                  2                1                 1
       ------             ------           ------            ------
           54                 77                7                56
       ------             ------           ------            ------
          252                192               12                20
       ------             ------           ------            ------


          398                433               21               458

        3,848              5,422            1,480             4,964
       ------             ------           ------            ------

       $4,498             $6,047           $1,513            $5,442
       ======             ======           ======            ======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                              7

STATEMENT OF CHANGES IN NET ASSETS (000)
===============================================================================
SEI ASSET ALLOCATION TRUST -- FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED) AND FOR THE PERIOD ENDED MARCH 31, 1997.

                                                                               -----------------    -------------------
                                                                                  DIVERSIFIED
                                                                                 CONSERVATIVE            DIVERSIFIED
                                                                                    INCOME              CONSERVATIVE
                                                                                    FUND (1)              FUND (2)
                                                                               -----------------    -------------------
                                                                               4/1/97-   6/13/96-   4/1/97-    6/26/96-
                                                                               9/30/97   3/31/97    9/30/97    3/31/97
                                                                               -------  ---------   -------   ---------
OPERATIONS:
   Net investment income                                                       $  134     $   75   $   179      $   84
   Capital gain received from investments                                          --         62        --         142
   Net realized gain (loss) from security transactions                            215         12        61          94
   Net change in unrealized appreciation (depreciation) on investments            300        (33)    1,395        (194)
                                                                               ------     ------  --------      ------
Net increase (decrease) in net assets resulting from operations                   649        116     1,635         126
                                                                               ------     ------   -------      ------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                      (68)       (36)      (83)        (33)
     Class D                                                                      (12)        (8)      (12)        (24)
   Net realized gains:
     Class A                                                                       --         --        --         (14)
     Class D                                                                       --         --        --         (12)
                                                                               ------     ------   -------      ------
   Total dividends distributed                                                    (80)       (44)      (95)        (83)
                                                                               ------     ------   -------      ------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from shares issued                                                  5,502      3,329     9,540       6,012
   Shares issued in lieu of cash distributions                                     60         30        76          40
   Cost of shares redeemed                                                     (2,257)      (534)   (1,447)        (49)
                                                                               ------     ------   -------      ------
   Increase in net assets derived from Class A transactions                     3,305      2,825     8,169       6,003
                                                                               ------     ------   -------      ------
CLASS D:
   Proceeds from shares issued                                                  3,304        635     3,813       3,171
   Shares issued in lieu of cash distributions                                     11          8        12          36
   Cost of shares redeemed                                                     (1,716)       (51)     (211)     (1,561)
                                                                               ------     ------   -------      ------
   Increase in net assets derived from Class D transactions                     1,599        592     3,614       1,646
                                                                               ------     ------   -------      ------
   Increase in net assets derived from capital share transactions               4,904      3,417    11,783       7,649
                                                                               ------     ------   -------      ------
   Net increase in net assets                                                   5,473      3,489    13,323       7,692
                                                                               ------     ------   -------      ------
NET ASSETS:
   Beginning of period                                                          3,586         97     7,693           1
                                                                               ------     ------   -------      ------
   End of period                                                               $9,059     $3,586   $21,016      $7,693
                                                                               ======     ======   =======      ======
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Shares issued                                                                  492        321       917         623
   Shares issued in lieu of cash distributions                                      6          3         7           4
   Shares redeemed                                                               (202)       (51)     (137)         (5)
                                                                               ------     ------   -------      ------
     Total Class A transactions                                                   296        273       787         622
                                                                               ------     -------  -------      ------
CLASS D:
   Shares issued                                                                  300         62       364         342
   Shares issued in lieu of cash distributions                                      1          1         1           4
   Shares redeemed                                                               (152)        (5)      (21)       (168)
                                                                               ------     -------  -------      ------
     Total Class D transactions                                                   149         58       344         178
                                                                               ------     -------  -------      ------
   Increase in capital shares                                                     445        331     1,131         800
                                                                               ======     =======  =======      ======

(1) COMMENCED OPERATIONS 6/13/96.
(2) COMMENCED OPERATIONS 6/26/96.
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


 ------------------       --------------------       -------------------       -------------------      --------------------
     DIVERSIFIED              DIVERSIFIED               DIVERSIFIED               DIVERSIFIED
       GLOBAL                  MODERATE                   GLOBAL                    GLOBAL                    DIVERSIFIED
   MODERATE GROWTH              GROWTH                    GROWTH                     STOCK                    U.S. STOCK
      FUND (3)                 FUND (4)                  FUND (4)                   FUND (3)                   FUND (5)
 ------------------       --------------------       -------------------       -------------------      --------------------

 4/1/97-   12/5/96-       4/1/97-     5/30/96-       4/1/97-    5/30/96-       4/1/97-    12/5/96-      4/1/97-     5/13/96-
 9/30/97   3/31/97        9/30/97     3/31/97        9/30/97    3/31/97        9/30/97    3/31/97       9/30/97     3/31/97
 -------  ---------       -------     --------       -------    --------       -------    --------      -------     --------

 $    39    $  --         $   252     $   233        $   192    $   132        $    12     $    7       $    20     $    18
      --       --              --         730             --        835             --        127            --         862
      57       --             398          28            433          5             21         --           458         (49)
     464       (3)          3,848        (175)         5,422        (42)         1,480       (133)        4,964         264
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------
     560       (3)          4,498         816          6,047        930          1,513          1         5,442       1,095
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------



      (5)      --            (141)       (115)          (104)       (70)            (6)        (8)           (8)        (26)
      (3)      --             (26)        (61)            (9)       (31)            --         --            --          (9)

      --       --              --         (14)            --         (4)            --         --            --          --
      --       --              --         (10)            --         (3)            --         --            --
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------
      (8)      --            (167)       (200)          (113)      (108)            (6)        (8)           (8)        (35)
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------


   4,897       72          13,842      16,131         21,107     16,553          5,346      4,833         4,510      10,616
       5       --             135         123             99         70              6          8             7          22
    (180)      (3)         (3,014)     (1,040)        (1,944)      (824)          (547)       (28)       (1,614)     (1,921)
 -------    -----         -------     -------        -------    -------        -------     ------       -------      ------
   4,722       69          10,963      15,214         19,262     15,799          4,805      4,813         2,903       8,717
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------

   6,098       87           2,706       7,822          8,026      7,566          1,647         47         4,616       6,308
       3       --              26          71              9         34             --         --            --           9
    (524)      --          (2,781)     (1,813)        (3,083)    (1,291)           (11)        --        (2,226)     (1,145)
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------
   5,577       87             (49)      6,080          4,952      6,309          1,636         47         2,390       5,172
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------
  10,299      156          10,914      21,294         24,214     22,108          6,441      4,860         5,293      13,889
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------
  10,851      153          15,245      21,910         30,148     22,930          7,948      4,853        10,727      14,949
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------

     153       --          21,911           1         22,931          1          4,853         --        14,950           1
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------
 $11,004    $ 153         $37,156     $21,911        $53,079    $22,931        $12,801     $4,853       $25,677     $14,950
 =======    =====         =======     =======        =======    =======        =======     ======       =======     =======


     434        7           1,141       1,525          1,692      1,539            457        481           332         982
       1       --              12          12              8          7             --          1             1           2
     (16)      --            (257)        (99)          (158)       (75)           (47)        (3)         (127)       (188)
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------
     419        7             896       1,438          1,542      1,471            410        479           206         796
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------

     542        8             240         779            663        757            140          5           356         631
      --       --               2           6              1          3             --         --            --           1
     (45)      --            (236)       (179)          (250)      (127)            (1)        --          (163)       (112)
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------
     497        8               6         606            414        633            139          5           193         520
 -------    -----         -------     -------        -------    -------        -------     ------       -------     -------
     916       15             902       2,044          1,956      2,104            549        484           399       1,316
 =======    =====         =======     =======        =======    =======        =======     ======       =======     =======

(3) COMMENCED OPERATIONS 12/5/96.
(4) COMMENCED OPERATIONS 5/30/96.
(5) COMMENCED OPERATIONS 5/13/96.

                                                                              9

FINANCIAL HIGHLIGHTS
===============================================================================
SEI ASSET ALLOCATION TRUST

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED) AND FOR THE PERIOD ENDED MARCH 31.


                                    NET                                                                                RATIO OF NET
                                  REALIZED                                   NET                                         INVESTMENT
           NET ASSET    NET         AND      DISTRIBUTIONS  DISTRIBUTIONS   ASSET                             RATIO OF    INCOME/
             VALUE   INVESTMENT  UNREALIZED    FROM NET         FROM        VALUE             NET ASSETS      EXPENSES   (LOSS) TO
           BEGINNING   INCOME/    GAINS ON    INVESTMENT       CAPITAL      END OF   TOTAL      END OF       TO AVERAGE   AVERAGE
           OF PERIOD   (LOSS)    SECURITIES     INCOME          GAINS       PERIOD   RETURN   PERIOD (000)   NET ASSETS  NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------
  CLASS A
  1997      $10.55     $0.22      $1.00        ($0.21)           --        $11.56    11.77%*    $ 6,693         0.12%        4.45%
  1997(1)#   10.12      0.37       0.27         (0.21)           --         10.55     6.35%*      2,983         0.12%        4.38%
  CLASS D
  1997      $10.49     $0.21      $0.95        ($0.15)           --        $11.50    11.19%*    $ 2,366         1.12%        3.37%
  1997(2)#   10.09      0.27       0.30         (0.17)           --         10.49     5.67%*        603         1.12%        3.37%

-----------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------
  CLASS A
  1997      $ 9.62     $0.13      $1.24        ($0.10)           --        $10.89    14.34%*    $15,347         0.12%        2.81%
  1997(3)#    9.26      0.26       0.35         (0.18)        (0.07)         9.62     6.54%*      5,989         0.12%        3.56%
  CLASS D
  1997      $ 9.58     $0.06      $1.27        ($0.05)           --        $10.86    13.96%*    $ 5,669         1.12%        1.79%
  1997(4)#    9.33      0.19       0.26         (0.13)        (0.07)         9.58     4.84%*      1,704         1.12%        2.60%

---------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
---------------------------------------
  CLASS A
  1997      $10.15     $0.07      $1.69        ($0.04)           --        $11.87    17.37%*    $ 5,050         0.12%        2.32%
  1997(6)#   10.00      0.06       0.14         (0.05)           --         10.15     1.96%*         68         0.12%        2.03%
  CLASS D
  1997      $10.11     $0.04      $1.65        ($0.02)           --        $11.78    16.76%*    $ 5,954         1.12%        1.31%
  1997(5)#   10.00      0.02       0.13         (0.04)           --         10.11     1.52%*         85         1.12%        0.60%

--------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------
  CLASS A
  1997      $10.74     $0.12      $1.86        ($0.09)           --        $12.63    18.68%*    $29,467         0.12%        2.04%
  1997(7)#   10.19      0.23       0.50         (0.16)        (0.02)        10.74     7.12%*     15,440         0.12%        2.64%
  CLASS D
  1997      $10.67     $0.07      $1.87        ($0.04)           --        $12.57    18.21%*    $ 7,689         1.12%        1.09%
  1997(8)#   10.21      0.15       0.44         (0.11)        (0.02)        10.67     5.71%*      6,471         1.12%        1.63%


           RATIO           RATIO OF
        OF EXPENSES     NET INVESTMENT
        TO AVERAGE      INCOME/(LOSS)
         NET ASSETS     TO AVERAGE NET
         (EXCLUDING     ASSETS (EXCLUDING    PORTFOLIO
         WAIVERS AND      WAIVERS AND         TURNOVER
        REIMBURSEMENT)   REIMBURSEMENT)         RATE
------------------------------------------------------

------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------
  CLASS A
  1997        1.54%          3.03%              57%
  1997(1)#    3.65%+         0.85%+             27%
  CLASS D
  1997        2.83%          1.66%              57%
  1997(2)#     N/A++          N/A++             27%

-----------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------
  CLASS A
  1997        1.10%          1.83%              10%
  1997(3)#    2.75%+         0.93%+             65%
  CLASS D
  1997        2.34%          0.57%              10%
  1997(4)#    3.72%+         0.00%+             65%

---------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
---------------------------------------
  CLASS A
  1997        1.77%          0.67%              13%
  1997(6)#     N/A++          N/A++              3%
  CLASS D
  1997        2.68%         (0.25%)             13%
  1997(5)#     N/A++          N/A++              3%

--------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------
  CLASS A
  1997        0.80%          1.36%              16%
  1997(7)#    1.45%+         1.31%+             22%
  CLASS D
  1997        1.91%          0.30%              16%
  1997(8)#    2.57%+         0.18%+             22%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

===============================================================================







                                       NET
                                    REALIZED                                          NET
            NET ASSET     NET          AND         DISTRIBUTIONS   DISTRIBUTIONS     ASSET
              VALUE    INVESTMENT   UNREALIZED        FROM NET         FROM          VALUE                  NET ASSETS
            BEGINNING   INCOME/     GAINS ON        INVESTMENT        CAPITAL        END OF      TOTAL       END OF
            OF PERIOD   (LOSS)     SECURITIES         INCOME           GAINS         PERIOD     RETURN     PERIOD (000)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
--------------------------------
  CLASS A
  1997       $10.91     $0.07        $2.17           ($0.06)            --          $13.09      20.58%*      $39,429
  1997(1)#    10.19      0.15         0.68            (0.10)         (0.01)          10.91       8.10%*       16,049
  CLASS D
  1997       $10.87     $0.02        $2.16           ($0.01)            --          $13.04      20.07%*      $13,650
  1997(8)#    10.24      0.06         0.63            (0.05)         (0.01)          10.87       6.69%*        6,882
 -------------------------------
DIVERSIFIED GLOBAL STOCK FUND
-------------------------------
  CLASS A
  1997       $10.04     $0.02        $2.35           ($0.01)            --          $12.40      23.60%*      $11,029
  1997(10)#   10.00      0.02         0.05            (0.03)            --           10.04       0.67%*        4,807
  CLASS D
  1997       $10.01    ($0.01)       $2.31            $ --              --          $12.31      22.98%*      $ 1,772
  1997(5)#    10.00     (0.03)        0.06            (0.02)            --           10.01       0.31%*           46
-----------------------------
DIVERSIFIED U.S. STOCK FUND
-----------------------------
  CLASS A
  1997       $11.38     $0.04        $3.63           ($0.01)             --          $15.04     32.26%*      $15,064
  1997(9)#    10.27      0.07         1.09            (0.05)             --           11.38     11.33%*        9,065
  CLASS D
  1997       $11.32    ($0.01)       $3.58            $ --               --          $14.89     31.54%*      $10,613
  1997(4)#    10.36     (0.03)        1.01            (0.02)             --           11.32      9.43%*        5,885



                                          RATIO           RATIO OF
                       RATIO OF NET    OF EXPENSES    NET INVESTMENT
                       INVESTMENT     TO AVERAGE      INCOME/(LOSS)
          RATIO OF      INCOME/        NET ASSETS     TO AVERAGE NET
          EXPENSES     (LOSS) TO      (EXCLUDING     ASSETS (EXCLUDING PORTFOLIO
         TO AVERAGE     AVERAGE       WAIVERS AND       WAIVERS AND    TURNOVER
         NET ASSETS    NET ASSETS    REIMBURSEMENT)   REIMBURSEMENT)     RATE
------------------------------------------------------------------------------
-------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
-------------------------------
  1997      0.12%         1.41%           0.82%            0.71%           9%
  1997(1)#  0.12%         1.74%           1.53%+           0.33%+         13%
  CLASS D
  1997      1.12%         0.38%           1.87%           (0.37%)          9%
  1997(8)#  1.12%         0.71%           2.56%+          (0.73%)+        13%

-------------------------------
DIVERSIFIED GLOBAL STOCK FUND
-------------------------------
  CLASS A
  1997      0.12%         0.38%           1.13%            (0.63%)         3%
  1997(10)# 0.12%         0.65%           2.13%+           (1.36%)+        --
  CLASS
  1997      1.12%        (0.81%)          4.39%            (4.08%)         3%
  1997(5)#  1.12%        (1.06%)          N/A++             N/A++          --

------------------------------
DIVERSIFIED U.S. STOCK FUND
------------------------------
  CLASS A
  1997      0.12%         0.64%           0.89%            (0.13%)        15%
  1997(9)#  0.12%         0.72%           1.84%+           (1.00%)+       28%
  CLASS D
  1997      1.12%        (0.39%)          1.92%            (1.19%)        15%
  1997(4)#  1.12%        (0.39%)          2.75%+           (2.02%)+       28%



    (DAGGER) RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET
             ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE EFFECTS OF ANNUALIZATION.
    (DOUBLE  RATIO IS NOT MEANINGFUL DUE TO LOW LEVEL OF ASSETS AND BECAUSE
     DAGGER) SEI INVESTMENTS WILL BEAR ALL EXPENSES EXCEEDING SPECIFIC
             LIMITATIONS.
          #  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR
             THE PERIOD.
          *  TOTAL RETURN HAS NOT BEEN ANNUALIZED.
         (1) COMMENCED OPERATIONS 6/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
         (2) COMMENCED OPERATIONS 6/21/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
         (3) COMMENCED OPERATIONS 6/26/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
         (4) COMMENCED OPERATIONS 7/1/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
         (5) COMMENCED OPERATIONS 12/5/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
         (6) COMMENCED OPERATIONS 12/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
         (7) COMMENCED OPERATIONS 6/10/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
         (8) COMMENCED OPERATIONS 5/30/96. ALL RATIOS FOR THAT PERIOD HAVE
             BEEN ANNUALIZED.
         (9) COMMENCED OPERATIONS 5/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
        (10) COMMENCED OPERATIONS 12/9/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
        AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.


 NOTES TO FINANCIAL STATEMENTS
 ===============================================================================

 SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1997 (UNAUDITED)

 1.   ORGANIZATION:
 SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995 and had no operations through May 12, 1996, other than those related to organizational matters and the sale of initial shares to SEI Investments Management Corporation (the "Manager"). Each Fund and class of shares commenced operations upon the purchase of fund shares other than the initial shares purchased by the Manager. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds:
 Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain of the underlying Portfolios, which are separately- managed series of the following investment companies: SEI Institutional Managed Trust, SEI International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares and Class D Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies and strategies.

 2.   SIGNIFICANT ACCOUNTING POLICIES:
 The following is a summary of the significant accounting policies followed by the Funds.
      SECURITY VALUATION -- The assets of each Fund consist primarily of the underlying Portfolios, which are valued at their respective net asset values. The underlying Portfolios' investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale price was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost.
      FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

 3. INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND SHAREHOLDER SERVICING
 AGREEMENTS:
 Under the Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMC" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.
     Under the Administration Agreement with the Trust, the Manager provides the Trust with overall management services and shareholder servicing. For these services to the Funds, the Manager is entitled

================================================================================

     to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Manager and the Adviser have agreed to waive their fee so that the total annual expenses of each fund will not exceed the expense limitations adopted by the Manager. This waiver may be terminated by the Manager and Adviser at any time at their sole discretion. In the event that the total annual expenses of the Fund, after reflecting a waiver of all fees by the Manager and the Adviser, exceed the specific limitation, the Manager has agreed to bear such excess.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.

4.   ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized by the Trust and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $50,000 for organizational work performed by a law firm of which an officer and Trustee of the Trust are Partners.
     Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

5.   INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from the sale of securities during the period ended September 30, 1997 were as follows:

                                                   Total
                                                   (000)
                                                  -------
Diversified Conservative Income Fund
PURCHASES...................................     $ 6,192
SALES.......................................       2,828

Diversified Conservative Fund
PURCHASES...................................     $14,421
SALES.......................................       1,312

Diversified Global Moderate Growth Fund
PURCHASES...................................     $10,785
SALES.......................................         595

Diversified Moderate Growth Fund
PURCHASES...................................     $16,239
SALES.......................................       4,467

Diversified Global Growth Fund
PURCHASES...................................     $21,430
SALES.......................................       2,971

Diversified Global Stock Fund
PURCHASES...................................     $ 6,604
SALES.......................................         264

Diversified U.S. Stock Fund
PURCHASES...................................      $8,129
SALES.......................................       2,931

At September 30, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1997 (UNAUDITED)

unrealized appreciation and depreciation on investment securities at September 30, 1997 for each Fund is as follows:


                                                  NET
                    APPRECIATED  DEPRECIATED  UNREALIZED
                    SECURITIES   SECURITIES  APPRECIATION
                       (000)        (000)        (000)
                    -----------  ----------- ------------
Diversified
   Conservative
   Income             $   268      $   (1)     $   267
Diversified
   Conservative         1,232         (31)       1,201
Diversified
   Global
   Moderate
   Growth                 476         (15)         461
Diversified
   Moderate
   Growth               3,729         (56)       3,673
Diversified
   Global
   Growth               5,489        (109)       5,380
Diversified
   Global Stock         1,383         (36)       1,347
Diversified
   U.S. Stock           5,236          (8)       5,228

                                     NOTES

                                     NOTES

============================
SEI ASSET ALLOCATION TRUST
============================
SEMI-ANNUAL REPORT
============================
SEPTEMBER 30, 1997 (UNAUDITED)

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP









THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1(BULLET)800(BULLET)DIAL(BULLET)
SEI/1(BULLET)800(BULLET)342(BULLET)5734


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[LOGO GRAPHIC OMITTED]
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734



SEI-F-118-02